Amounts payable and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Stock-based compensation	$ 15,723	$ 4,923
Accrued liabilities	13,760	14,792
Amounts payable	5,082	2,846
Accrued interest	508	529
Total amounts payable and other liabilities	$ 35,073	$ 23,090